Intangible assets and goodwill (Tables)	12 Months Ended
Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Schedule of reconciliation of changes in intangible assets and goodwill, including gross, amortization, and net amounts

	Computer software and Websites	Intellectual property rights	Agent / Supplier/ relationship	Customer Relationship	Non compete agreement	Trademarks	Goodwill	Intangible under development		Total
Gross block
At April 1, 2023	2,575,731	59,209	222,169	140,336	22,171	271,329	1,015,099	43,272		4,349,316
Additions	219,301	-	-	-	-	-	-	254,465		473,766
Disposals/adjustment	-	-	-	-	-	-	-	(216,391)	*	(216,391)
Effects of movements in foreign exchange rates	-	-	-	-	-	-	-	-		-
At March 31, 2024	2,795,032	59,209	222,169	140,336	22,171	271,329	1,015,099	81,346		4,606,691
Additions	253,191	-	-	-	-	-	-	264,384		517,575
Disposals/adjustment	-	-	-	-	-	-	-	(248,888)	*	(248,888)
On account of business combination	2,529	-	138,030	189,586	-	315,870	723,529	-		1,369,544
Effects of movements in foreign exchange rates	-	-	-	-	-	-	-	-		-
At March 31, 2025	3,050,752	59,209	360,199	329,922	22,171	587,199	1,738,628	96,842		6,244,922
				-
Amortization and Impairment
At April 1, 2023	2,395,502	59,209	222,169	113,399	21,821	271,329	486,908	-		3,570,337
Charge for the year	113,591	-	-	8,979	350	-	-	-		122,920
Disposals	-	-	-	-	-	-	-	-		-
Impairment of goodwill	-	-	-	-	-	-	-	-		-
Effects of movements in foreign exchange rates	-	-	-	-	-	-	-	-		-
At March 31, 2024	2,509,093	59,209	222,169	122,378	22,171	271,329	486,908	-		3,693,257
Charge for the year	173,951	-	5,093	15,981	-	11,657	-	-		206,682
Disposals	-	-	-	-	-	-	-	-		-
Impairment of goodwill	-	-	-	-	-	-	-	-		-
Effects of movements in foreign exchange rates	-	-	-	-	-	-	-	-		-
At March 31, 2025	2,683,044	59,209	227,262	138,359	22,171	282,986	486,908	-		3,899,939

Net block
At March 31, 2024	285,939	-	-	17,958	-	-	528,191	81,346		913,434
At March 31, 2025	367,708	-	132,937	191,563	-	304,213	1,251,720	96,842		2,344,983

*	Intangible assets capitalized during the year.

Schedule of carrying amount of goodwill

	March 31,
	2024	2025
TSI Yatra Private Limited	103,670	103,670
Yatra TG Stays Private Limited & Yatra Hotel Solutions Private Limited	219,163	219,163
Yatra for Business Private Limited	205,358	205,358
Globe All India Services Limited (refer to Note 44)	-	723,529
Total	528,191	1,251,720

Schedule of valuation method of recoverable amount

Below table summarizes the valuation method used for determining recoverable amount of goodwill:

March 31,
	2024	2025
TSI Yatra Private Limited	FVLCOD	Value in use
Yatra TG Stays Private Limited & Yatra Hotel Solutions Private Limited	Value in use	Value in use
Yatra for Business Private Limited	FVLCOD	Value in use

T G Stays Private Limitedand Yatra Hotel Solutions Private Limited [Member]
IfrsStatementLineItems [Line Items]
Summary of key assumptions used in calculations of value in use for CGUs

	As at	As at
	March 31, 2024	March 31, 2025
Pre -Tax Discount rate	24.05%	21.19%
Terminal Value growth rate	4.00%	5.00%
EBITDA margin over next 5 years (March 31, 2024 : 5 years)	22.54% - 23.63%	19.0% - 21.3%

TSI Yatra Private Limited [member]
IfrsStatementLineItems [Line Items]
Summary of key assumptions used in calculations of value in use for CGUs
As at
March 31, 2025
Pre -Tax Discount rate	29.79%
Terminal Value growth rate	5.00%
EBITDA margin over next 5 years	20.4% - 35.5%

Schedule of EBITDA market multiple
As at
March 31, 2024
EBITDA Market Multiple	14.2 - 16.7
Discount applied	10% - 20%

Yatra for business private limited [member]
IfrsStatementLineItems [Line Items]
Summary of key assumptions used in calculations of value in use for CGUs
As at
March 31, 2025
Pre -Tax Discount rate	28.59%
Terminal Value growth rate	5.00%
EBITDA margin over next 5 years	10.1% - 33.6%

Schedule of EBITDA market multiple
As at
March 31, 2024
EBITDA Market Multiple	14.2- 16.7
Discount applied	10% - 20%